Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Impairment of long-lived assets					$ 637	$ 0	$ 0
Depreciation and amortization expense	$ 13,200	$ 11,478	$ 38,090	$ 33,891	45,421	43,152	37,152
Property, Plant and Equipment
Depreciation and amortization expense					$ 37,100	$ 31,800	$ 26,400